Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 29, 2024 USD ($)
ASSETS
Total current assets	¥ 322,579		¥ 511,188		$ 44,816
Total non-current assets	351,581		89,852		48,846
TOTAL ASSETS	674,160		601,040		93,662
LIABILITIES
Accrued expenses and other current liabilities	66,040		59,542		9,175
Operating lease liabilities-current	1,183		2,531		164
Income tax payable	18,189		17,171		2,527
Deferred revenue	18,023		7,269		2,504
Total current liabilities	106,819		87,380		14,840
Deferred tax liabilities			575
Operating lease liabilities - non-current	1,197		1,195		166
Total non-current liabilities	41,197		1,770		5,723
TOTAL LIABILITIES	148,016		89,150		20,563
Total revenue	125,445	$ 17,428	34,216	¥ 250,223
Operating (loss) income	(9,270)	(1,288)	(35,665)	(66,214)
Net (loss) income	2,775	386	(33,488)	(118,732)
Net cash (used in) provided by operating activities	16,556	2,300	(25,493)	(91,321)
Net cash (used in) provided by investing activities	71,481	9,931	(96,702)	4,297
Net cash provided by (used in) financing activities	41,268	5,734	(838)	(25,555)
VIEs
ASSETS
Total current assets	73,140		54,382		10,162
Total non-current assets	18,699		47,576		2,598
TOTAL ASSETS	91,839		101,958		12,760
LIABILITIES
Accrued expenses and other current liabilities	59,219		56,009		8,227
Operating lease liabilities-current	976		2,067		136
Income tax payable	15,286		13,963		2,124
Deferred revenue	17,892		7,269		2,486
Total current liabilities	95,280		80,175		13,238
Deferred tax liabilities			575
Operating lease liabilities - non-current	992		859		138
Total non-current liabilities	992		1,434		138
TOTAL LIABILITIES	96,272		81,609		13,376
Total revenue	124,568	17,307	33,381	250,223
Operating (loss) income	2,936	408	(12,688)	(63,619)
Net (loss) income	440	61	(11,077)	(80,976)
Net cash (used in) provided by operating activities	19,891	2,764	(73,927)	(70,397)
Net cash (used in) provided by investing activities	(2,270)	(315)	4,841	(2,294)
Net cash provided by (used in) financing activities	(1,194)	$ (166)	44,640	¥ 21,349
Related Party | VIEs
LIABILITIES
Amount due to related parties	¥ 1,907		¥ 867		$ 265